Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net interest income [abstract]
Interest income on loans	€ 32,002	€ 18,440	€ 13,914
Interest income on financial assets at fair value through OCI	1,078	511	346
Interest income on debt securities at amortised cost	877	591	468
Interest income on non-trading derivatives (hedge accounting)	10,682	4,011	2,361
Negative interest on liabilities	19	887	1,487
Total interest income using effective interest rate method	44,658	24,439	18,577
Interest income on financial assets at fair value through profit or loss	4,934	1,444	435
Interest income on non-trading derivatives (no hedge accounting)	2,637	2,390	2,025
Interest income other	171	100	14
Total other interest income	7,741	3,934	2,474
Total interest income	52,399	28,373	21,051
Interest expense on deposits from banks	1,555	420	109
Interest expense on customer deposits	10,385	2,800	915
Interest expense on debt securities in issue	4,014	1,722	1,218
Interest expense on subordinated loans	708	648	571
Negative interest on assets	0	285	572
Interest expense on non-trading derivatives (hedge accounting)	11,849	4,144	1,700
Total interest expense using effective interest rate method	28,510	10,019	5,085
Interest expense on financial liabilities at fair value through profit or loss	4,410	1,237	304
Interest expense on non-trading derivatives (no hedge accounting)	3,131	2,411	1,605
Interest expense on lease liabilities	28	15	14
Interest expense other	157	98	43
Total other interest expense	7,726	3,762	1,966
Total interest expense	36,237	13,780	7,051
Net interest income	€ 16,162	€ 14,593	€ 14,000